Provisions	12 Months Ended
Dec. 31, 2024
Disclosure Of Provisions [Abstract]
Provisions
18.	Provisions
As of December 31, this caption includes the following:

In thousands of soles	Note	Outstanding claims reserve (i)	Other provisions	Total
As of January 1, 2022		113	8,563	8,676
Annual provision		—	380	380
Paid during the year		—	(2,145)	(2,145)
Business combination balances	1.C.ii	—	14,119	14,119
Exchange difference		—	(1,056)	(1,056)

As of December 31, 2022		113	19,861	19,974

As of January 1, 2023		113	19,861	19,974
Annual provision		—	1,176	1,176
Paid during the year		(8)	(4,320)	(4,328)
Exchange difference		—	2,252	2,252

As of December 31, 2023		105	18,969	19,074

As of January 1, 2024		105	18,969	19,074
Annual provision		—	1,001	1,001
Paid during the year		(69)	(5,649)	(5,718)
Exchange difference		—	(2,111)	(2,111)

As of December 31, 2024		36	12,210	12,246

(i)	Outstanding claims reserve represent the Group’s outstanding third-party obligations and do not include amounts related to the Group’s customers that are part of the insurance premium program.
Outstanding claims reserve
These provisions include unsettled events based on the notices for claims received up to the consolidated financial statements date.
Other provisions
As of December 31, 2024, these include mainly the estimate of provision for present obligation from civil, labor and tax judicial processes amounting to S/ 2,696 thousand of Colombian subsidiaries, S/ 1,795 thousand for the Group’s Peruvian subsidiaries and S/ 7,719 thousand from Mexican subsidiaries.
As of December 31, 2023, these include mainly the estimate of provision for present obligation from civil, labor and tax judicial processes amounting to S/ 3,357 thousand of Colombian subsidiaries, S/ 2,465 thousand for the Group’s Peruvian subsidiaries and S/ 13,147 thousand from Mexican subsidiaries. As of December 31, 2022, they include mainly the estimate of provision for present obligation from civil, labor and tax judicial processes amounting to S/ 3,481 thousand of Colombian subsidiaries, S/ 3,147 thousand for the Group’s Peruvian subsidiaries and S/ 13,987 thousand from Mexican subsidiaries.